Consolidated Statements of Cash Flow (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement of Cash Flows [Abstract]
Market funds and cash equivalents	$ 162,164	$ 92,858